Revenue - Geographical market (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 27,223	£ 27,359	£ 9,672
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Rest of Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,225	1,599	427
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,998	22,197	9,245
Rest of the World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 3,563	£ 0